Exhibit 1

KPMG LLP Suite 900 8350 Broad Street McLean, VA 22102

Independent Accountants’ Report on Applying Agreed-Upon Procedures

Natixis Real Estate Capital LLC (the “Company”)

Natixis Commercial Mortgage Securities LLC

Natixis Securities Americas LLC

Barclays Capital Inc.
(together, the “Specified Parties”)

Re: Natixis Commercial Mortgage Securities Trust 2022-RRI – Data File Procedures

We have performed the procedures described below on the specified attributes in an electronic data file entitled “NCMS 2022-RRI Tape 3.24.2022.xlsx” provided by the Company on March 24, 2022 (the “Data File”), containing information on one mortgage loan and 38 related mortgaged properties as of April 9, 2022 (the “Cut-off Date”), which we were informed are intended to be included as collateral in the offering by Natixis Commercial Mortgage Securities Trust 2022-RRI. The Company is responsible for the specified attributes identified by the Company in the Data File.

The Specified Parties have agreed to and acknowledged that the procedures performed are appropriate to meet their intended purpose of assisting specified parties in evaluating the accuracy of the specified attributes in the Data File. This report may not be suitable for any other purpose. No other parties have agreed to or acknowledged the appropriateness of these procedures for the intended purpose or any other purpose.

The procedures performed may not address all the items of interest to a specified party of this report and may not meet the needs of all specified parties of this report and, as such, specified parties are responsible for determining whether the procedures performed are appropriate for their purposes. We make no representation regarding the appropriateness of the procedures either for the intended purpose or for any other purpose.

Unless otherwise stated, the following definitions have been adopted in presenting our procedures and findings:

•	The term “compared” means compared to the information shown and found it to be in agreement, unless otherwise stated. Such compared information was deemed to be in agreement if differences were within the reporting threshold.
•	The term “recomputed” means recalculated and compared the result to the information shown and found it to be in agreement, unless otherwise stated. Such recomputed information was deemed to be in agreement if differences were within the reporting threshold.
•	The term “reporting threshold” means that dollar amounts and percentages were within $1.00 and 0.1%, respectively.
•	The term “Compared Attributes” means the list of fields in the Data File which were selected by the Company for us to perform comparison procedures for and are listed in Attachment A.
•	The term “Recomputed Attributes” means the list of fields in the Data File which were selected by the Company for us to perform recomputation procedures for and are listed in Attachment B.
•	The term “Loan Files” means the copies of source documents provided by the Company and as listed in Attachment A. We make no representation regarding the validity or accuracy of these documents.
KPMG LLP, a Delaware limited liability partnership and a member firm of the KPMG global organization of independent member firms affiliated with KPMG International Limited, a private English company limited by guarantee.

•	The term “Calculation Methodologies” means the formula listed in the Calculation Methodology field of Attachment B containing the calculation methodologies for the Recomputed Attributes provided by the Company.
•	The term “Assumed SOFR” means the Term SOFR rate of 0.19497% which we were instructed to use by the Company where applicable for the Calculation Methodologies, as applicable.
•	The term “Instructions” means the instructions provided by the Company pertaining to a procedure, attribute, or methodology, as described in Attachment C.
•	The term “Provided Information” means the Loan Files, Calculation Methodologies, Assumed SOFR and Instructions.

Prior to being provided the Data File, we received one or more earlier versions of the data file on which to perform our procedures. In performing those procedures, we identified differences which were communicated to the Specified Parties. The Data File represents the revised information reflecting resolution of differences communicated as determined appropriate by the Specified Parties. We performed the procedures on the Data File, and the results of those procedures are reflected herein.

The procedures we were instructed by the Company to perform and the associated findings are as follows:

A.	We compared the Compared Attributes in the Data File to the corresponding information included in the Loan Files, utilizing the Instructions, as applicable. The Specified Parties indicated that the absence of any of the information in the Loan Files or the inability to agree the indicated information from the Data File to the Loan Files for each of the attributes identified, utilizing the Instructions as applicable, constituted an exception. The document priority is the order provided by the Company, which is listed in the “Source Document(s)” column in Attachment A, with the highest priority document listed first.
B.	We recomputed the Recomputed Attributes in the Data File using (i) the corresponding information contained in the Data File, (ii) the Calculation Methodologies, and (iii) the Instructions.

We were engaged by the Company to perform this agreed-upon procedures engagement and conducted our engagement in accordance with attestation standards established by the American Institute of Certified Public Accountants, which involves us performing the specific procedures agreed to and acknowledged above and reporting on findings based on performing those procedures. We were not engaged to, and did not, conduct an examination or review, the objective of which would be the expression of an opinion or conclusion, respectively, on the specified attributes in the Data File. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported.

We are required to be independent of the Company and to meet our other ethical responsibilities, in accordance with the relevant ethical requirements related to our agreed-upon procedures engagement.

The procedures performed were applied based on the information included in the Data File and Provided Information, without verification or evaluation of such information by us; therefore, we express no opinion or any other form of assurance regarding (i) the reasonableness of the information provided to us by the Company, (ii) the physical existence of the mortgage loan and related mortgaged properties, (iii) the reliability or accuracy of the Provided Information which was used in our procedures, or (iv) matters of legal interpretation.

The procedures performed were not intended to address, nor did they address: (i) the conformity of the origination of the mortgage loan to stated underwriting or credit extension guidelines, standards, criteria or other requirements, (ii) the value of collateral securing any such mortgage loan being securitized, (iii) the compliance of the originator of the mortgage loan with federal, state, and local laws and regulations, or (iv) any other factor or characteristic of the mortgage loan and related mortgaged properties that would be material to the likelihood that the issuer of the notes will pay interest and principal in accordance with applicable terms and

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conditions. The procedures performed were not intended to satisfy any criteria for due diligence published by the nationally recognized statistical rating organizations (“NRSROs”).

The terms of our engagement are such that we have no responsibility to update this report because of events and circumstances that may subsequently occur.

This report is intended solely for the information and use of the Specified Parties. It is not intended to be and should not be used by any other person or entity, including investors or the NRSROs, who are not identified in the report as the Specified Parties but may have access to this report as required by law or regulation.

/s/ KPMG LLP

McLean, Virginia
March 31, 2022

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ATTACHMENT A

COMPARED ATTRIBUTES

Attribute	Source Document(s)
Originator	Loan Agreement
Brand	Underwritten Cash Flow
Address	Appraisal
Property City	Appraisal
Property State	Appraisal
Zip Code	Appraisal
Property Type	Appraisal
Specific Property Type	Appraisal
Year Built	Engineering Report, Appraisal
Year Renovated	Red Roof Property List Schedule
Number of Units	Underwritten Cash Flow
Unit of Measure	Underwritten Cash Flow
Environmental Report Type	ESA
Environmental Report Date	ESA
Phase II Recommended	ESA
Engineering Report Date	Engineering Report
Seismic Date	Seismic Report
Seismic Zone	Engineering Report, Seismic Report
PML (%)	Seismic Report
Earthquake Insurance	Insurance Certificate
Flood Insurance	Insurance Certificate
Note Date	Promissory Note, Loan Agreement
First Payment Date	Loan Agreement
Initial Maturity Date	Loan Agreement
Fully Extended Maturity Date	Loan Agreement
Payment Due Date	Loan Agreement

Attribute	Source Document(s)
Rate Type	Loan Agreement
Index for Floating Rate	Loan Agreement
Rounding Factor	Loan Agreement
Time of Rounding (Before Spread, After Spread)	Loan Agreement
Rounding Direction	Loan Agreement
Lookback Period	Loan Agreement
SOFR Cap Provider	SOFR Cap Confirmation
SOFR Cap Provider Rating	SOFR Cap Confirmation
SOFR Floor Rate	SOFR Cap Confirmation
Mortgage Loan Margin	Loan Agreement
SOFR Cap Strike Price	SOFR Cap Confirmation
Interest Accrual Basis	Loan Agreement
Original Principal Balance	Loan Agreement
Loan Level Cut-Off Date Balance	Loan Agreement
Maturity Date Payment	Loan Agreement
Spread Maintenance Date	Loan Agreement
Original Prepayment Restriction Code	Loan Agreement
Remaining Prepayment Restriction Code	Loan Agreement
Amortization Term (Original)	Loan Agreement
IO Period	Loan Agreement
Loan Amortization Type	Loan Agreement
Extension Options	Loan Agreement
Extension Option Conditions	Loan Agreement
Market Value "As Is"	Appraisal
Market Value "As Stabilized"	Appraisal
Occupancy 2016	Underwritten Cash Flow
Occupancy 2017	Underwritten Cash Flow
Occupancy 2018	Underwritten Cash Flow
Occupancy 2019	Underwritten Cash Flow

Attribute	Source Document(s)
Occupancy 2020	Underwritten Cash Flow
Occupancy 2021	Underwritten Cash Flow
Average Daily Rate (ADR) 2016	Underwritten Cash Flow
Average Daily Rate (ADR) 2017	Underwritten Cash Flow
Average Daily Rate (ADR) 2018	Underwritten Cash Flow
Average Daily Rate (ADR) 2019	Underwritten Cash Flow
Average Daily Rate (ADR) 2020	Underwritten Cash Flow
Average Daily Rate (ADR) 2021	Underwritten Cash Flow
RevPAR 2016	Underwritten Cash Flow
RevPAR 2017	Underwritten Cash Flow
RevPAR 2018	Underwritten Cash Flow
RevPAR 2019	Underwritten Cash Flow
RevPAR 2020	Underwritten Cash Flow
RevPAR 2021	Underwritten Cash Flow
2016 Revenues	Underwritten Cash Flow
2016 Total Expenses	Underwritten Cash Flow
2016 NOI	Underwritten Cash Flow
2016 NCF	Underwritten Cash Flow
2017 Revenues	Underwritten Cash Flow
2017 Total Expenses	Underwritten Cash Flow
2017 NOI	Underwritten Cash Flow
2017 NCF	Underwritten Cash Flow
2018 Revenues	Underwritten Cash Flow
2018 Total Expenses	Underwritten Cash Flow
2018 NOI	Underwritten Cash Flow
2018 NCF	Underwritten Cash Flow
2019 Revenues	Underwritten Cash Flow
2019 Total Expenses	Underwritten Cash Flow
2019 NOI	Underwritten Cash Flow

Attribute	Source Document(s)
2019 NCF	Underwritten Cash Flow
2020 Revenues	Underwritten Cash Flow
2020 Total Expenses	Underwritten Cash Flow
2020 NOI	Underwritten Cash Flow
2020 NCF	Underwritten Cash Flow
2021 Revenues	Underwritten Cash Flow
2021 Total Expenses	Underwritten Cash Flow
2021 NOI	Underwritten Cash Flow
2021 NCF	Underwritten Cash Flow
As-Is UW Revenues	Underwritten Cash Flow
As-Is UW Expenses	Underwritten Cash Flow
As-Is UW NOI	Underwritten Cash Flow
As-Is UW NCF	Underwritten Cash Flow
Lien Position	Title Policy
Title Vesting (Fee/Leasehold/Both)	Title Policy
Single Purpose Borrower (Y/N)	Loan Agreement
Borrower Name	Loan Agreement
Sponsor	Loan Agreement
Guarantor	Guaranty
Property Manager	Management Agreement
Type of Lockbox	Loan Agreement
Cash Management (Springing/In-Place)	Loan Agreement
Cash Sweep Trigger Event	Loan Agreement
Immediate Repairs Reserve (Initial)	Closing Statement, Loan Agreement
Tax Reserve (Initial)	Closing Statement, Loan Agreement
Tax Reserve (Monthly)	Servicer Report
Insurance Reserve (Initial)	Closing Statement, Loan Agreement
Insurance Reserve (Monthly)	Servicer Report
FF&E Reserve (Initial)	Closing Statement, Loan Agreement

Attribute	Source Document(s)
FF&E Reserve (Monthly)	Loan Agreement
FF&E Reserve Cap	Loan Agreement
Seasonality Reserve (Initial)	Closing Statement, Loan Agreement
Springing Seasonality Reserve	Loan Agreement
Seasonality Reserve Cap	Loan Agreement
Ground Rent Reserve (Initial)	Closing Statement, Loan Agreement
Ground Rent Reserve (Monthly)	Loan Agreement
Pari Passu Debt (Y/N)	Loan Agreement, Promissory Note
Loan Purpose	Closing Statement
Partial Release	Loan Agreement
Partial Release Description	Loan Agreement
Trustee & Paying Agent Fee	Trustee Fee Schedule
CREFC Fee	Provided by the Company
Operating Advisor Fee	Provided by the Company
Servicer Fee	Master Servicing Fee Proposal

ATTACHMENT B

RECOMPUTED ATTRIBUTES

Attribute	Calculation Methodology
Trust Monthly Debt Service Amount	Loan Level Cut-Off Date Balance multiplied Current Rate multiplied by 365/360 divided by 12.
Current Rate	Sum of Mortgage Loan Margin and Assumed SOFR.
Cut-Off Date Balance Per Unit/SF	Loan Level Cut-Off Date Balance divided by Number of Units.
Amortization Term (Remaining)	Amortization Term (Original) minus Seasoning.
Loan Term (Original)	Number of Payments between and including the First Payment Date and the Initial Maturity Date.
Loan Term (Remaining)	Loan Term (Original) minus Seasoning.
Fully Extended Term (Original)	Number of Payments between and including the First Payment Date and the Fully Extended Maturity Date.
Fully Extended Term (Remaining)	Fully Extended Term (Original) minus Seasoning.
Seasoning	Number of payments between and including the First Payment Date and the Cut-off Date.
Cut-Off Date LTV Ratio (As-Is)	Market Value "As Is" divided by Loan Level Cut-Off Date Balance
Cut-Off Date LTV Ratio (As-Stab)	Market Value "As Stabilized" divided by Maturity Date Payment
As-Is UW NOI DSCR	As-Is UW NOI divided by Pari Passu Current Annual Debt Service.
As-Is UW NCF DSCR	As-Is UW NCF divided by Pari Passu Current Annual Debt Service.
As-Is Cut-Off Date UW NOI Debt Yield	As-Is UW NOI divided by Loan Level Cut-Off Date Balance.
As-Is Cut-Off Date UW NCF Debt Yield	As-Is UW NCF divided by Loan Level Cut-Off Date Balance.
Total Admin. Fee	Sum of Trustee & Paying Agent Fee, CREFC Fee, Operating Advisor Fee, Servicer Fee.
Net Mortgage Loan Margin	Mortgage Loan Margin minus Total Admin. Fee.

B-1

ATTACHMENT C

INSTRUCTIONS

1.	For those Compared Attributes or with the Source Document indicated as “Provided by the Company” we were instructed by the Company to assume the attribute is accurate and not perform any procedure.
2.
Property Name	Compared or Recomputed Attribute(s)	Company Instruction
Red Roof Plus+ Naples	Specific Property Type	Provided by the Company

C-1